Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2012
(Wanger USA) | Wanger USA
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[2]
Total annual Fund operating expenses	0.94%
(Wanger International) | Wanger International
Operating Expenses:
Management fees	0.89%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%	[3]
Total annual Fund operating expenses	1.02%
(Wanger Select) | Wanger Select
Operating Expenses:
Management fees	0.80%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[3]
Total annual Fund operating expenses	0.92%
(Wanger International Select) | Wanger International Select
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.46%	[3]
Total annual Fund operating expenses	1.40%

[1]	Management fees have been restated to reflect the expiration of a contractual advisory fee reimbursement in effect through April 30, 2012.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.